Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Supplemental Cash Flow Disclosures
Supplemental disclosures of cash flow information related to operating leases are as follows:

	Fiscal Year Ended March 31,
(in millions)	2025	2024	2023
Cash flows used for operating leases	$(37)	$(35)	$(47)
Operating lease right-of-use assets obtained in exchange for lease obligations	$146	$28	$16
The Company’s weighted average remaining lease term and discount rate for operating leases are as follows:

	As of March 31,
	2025	2024	2023
Weighted average discount rate	4.23%	2.85%	2.58%
Weighted average remaining lease term (in years)	13.76	14.24	15.21

Schedule of Operating Lease Liability Maturity
Maturity of total operating lease liabilities as of March 31, 2025 is as follows (in millions):

Fiscal Year	Total
2026	$38
2027	37
2028	40
2029	37
2030	32
Thereafter	268
Total minimum lease payments	452
Less imputed interest	(106)
Total operating lease liabilities	346
Less: current portion of operating lease liabilities	30
Non-current portion of operating lease liabilities	$316